Accounts receivable, net - Reconciliation of movements in allowance for doubtful accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Balance as of January 1	$ (68,360)	$ (72,886)	$ (72,886)
Increase in allowance	(706)	(1,826)	(57)
Amounts written off	8,436	6,458	7,030
Currency translation effect	(87)	(106)	78
Balance as of December 31,	$ (60,717)	$ (68,360)	$ (72,886)